CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 18,790	$ 29,388
Accounts receivable, trade	470	753
Inventories	3,212	3,704
Prepaid expenses and other assets	2,318	1,069
Total current assets	24,790	34,914
FIXED ASSETS:
Vessels (Note 4)	415,097	421,903
Accumulated depreciation (Note 4)	(42,123)	(37,354)
Vessels' net book value (Note 4)	372,974	384,549
Property and equipment, net	965	987
Total fixed assets	373,939	385,536
Deferred charges, net	2,701	2,475
Restricted cash, non-current (Note 6)	9,000	9,000
Prepaid charter revenue (Note 5)	1,089	3,798
Total assets	411,519	435,723
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred financing costs (Notes 6 and 11)	7,687	14,897
Related party financing, current (Notes 3 and 11)	833	5,000
Accounts payable, trade and other	2,353	2,707
Due to related parties, current (Note 3)	210	105
Accrued liabilities	1,405	1,341
Deferred revenue, current	151	647
Total current liabilities	12,639	24,697
Long-term portion of bank debt, net of unamortized deferred financing costs (Notes 6 and 11)	127,548	127,781
Related party financing, non-current (Notes 3 and 11)	45,617	43,950
Other liabilities, non-current	140	121
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 9,361,274 and 9,236,285 issued and outstanding as at June 30, 2016 and December 31, 2015, respectively (Note 8)	94	92
Additional paid-in capital (Note 8)	374,314	373,764
Other comprehensive income	5	5
Accumulated deficit	(148,838)	(134,687)
Total stockholders' equity	225,575	239,174
Total liabilities and stockholders' equity	$ 411,519	$ 435,723